Summary of Significant Accounting Policies - Schedule Of Charge Back Charges For Account Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	$ 5,396	$ 2,178
Provision	16,841	8,981
Credits/payments made	(13,646)	(5,763)
Balance	$ 8,591	$ 5,396